Capital and Reserves (Details Textual 1) - CHF (SFr)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 23, 2018	Jan. 07, 2016
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)			48,373,890	34,329,704		300,000
Nominal value (in CHF per share)			SFr 0.40
Payroll charge	SFr 108,399	SFr 259,561	SFr 354,851	SFr 290,783	SFr 311,671
Common shares
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)			48,373,890	34,329,704
Nominal value (in CHF per share)			SFr 0.40	SFr 0.40
Restricted common shares | Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Payroll charge					SFr 188,092
Restricted common shares | Equity Incentive Plan [Member] | Common shares
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)							25,813
Nominal value (in CHF per share)							SFr 0.40
Payroll charge				SFr 188,092